Equity Investments Without Readily Determinable Fair Value - Schedule of Equity investments without Readily Determinable Fair Value Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments Debt And Equity Securities [Abstract]
Beginning balance	$ 1,631,892	$ 1,714,058
Acquisitions
Observable price changes
Exchange difference	(26,433)	(82,166)
Ending balance	$ 1,605,459	$ 1,631,892